Fees Summary	Mar. 31, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,874,666,742.36
Previously Paid Amount	0.00
Total Fee Amount	258,891.48
Total Offset Amount	0.00
Net Fee	$ 258,891.48